NOTES PAYABLE - Interest activity (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
NOTES PAYABLE
Capitalized interest included in real estate inventory	¥ 247,072	¥ 250,151	¥ 304,545
Interest incurred	488,463	420,336	326,087
Less: Amounts capitalized	(470,177)	(403,605)	(302,754)
Interest expense	¥ 18,286	¥ 16,731	¥ 23,333
Short-term notes payable outstanding	3.03%	2.92%